Offerings - Offering: 1	Jul. 29, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 288,397,702.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 39,827.72
Offering Note	Calculated as the aggregate maximum purchase price for units of limited liability company interest. Calculated at 0.01381% of the Transaction Valuation.